LOOMIS SAYLES FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, item (5) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(5)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

As of the date of this supplement, ICE Data Services receives information (daily disclosure of full portfolio holdings, provided next business day) pursuant to exception (6) above, for the purpose of liquidity classification of investments and facilitating reporting to Natixis Investment Managers as disclosed previously in this section,

LOOMIS SAYLES FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, item (6) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(6)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

As of the date of this supplement, ICE Data Services receives information (daily disclosure of full portfolio holdings, provided next business day) pursuant to exception (7) above, for the purpose of liquidity classification of investments and facilitating reporting to Natixis Investment Managers as disclosed previously in this section.

NATIXIS FUNDS

Supplement dated August 20, 2020 to the Statement of Additional Information dated, February 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund

Effective immediately, item (5) listed under the second paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

(5)

Disclosure to Natixis Investment Managers, LLC (“Natixis Investment Managers”), in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that Natixis Investment Managers agrees to maintain seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. Natixis Investment Managers and its parent utilize a third-party service provider, Aptimum Formation Développment (“Aptimum”), to assist with its analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

Effective immediately, the information for ICE Data Services in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
ICE Data Services	All Funds	Full portfolio holdings	Daily, provided next business day	Performing functions related to the liquidity classification of investments, and facilitating reporting to Natixis Investment Managers as disclosed previously in this section